PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 3.8%
14,000	AAR Corporation(a)	$ 1,159,060

	AUTOMOBILE COMPONENTS - 0.9%
2,000	Modine Manufacturing Company(a)	267,020

	BANKS - 6.1%
3,000	JPMorgan Chase & Company	966,660
52,000	NU Holdings Ltd./Cayman Islands, Class A(a)	870,480
		1,837,140
	BROADLINE RETAIL - 7.3%
4,800	Amazon.com, Inc.(a)	1,107,936
550	MercadoLibre, Inc.(a)	1,107,843
		2,215,779
	COMMERCIAL SERVICES & SUPPLIES - 6.2%
8,000	Copart, Inc.(a)	313,200
9,250	VSE Corporation	1,598,123
		1,911,323
	CONSUMER FINANCE - 4.2%
3,500	American Express Company	1,294,825

	FINANCIAL SERVICES - 11.6%
2,200	Mastercard, Inc., Class A	1,255,936
27,000	Toast, Inc., Class A(a)	958,770
3,850	Visa, Inc., Class A	1,350,234
		3,564,940
	HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
1,900	Intuitive Surgical, Inc.(a)	1,076,084
1,500	Stryker Corporation	527,205
		1,603,289
	HOTELS, RESTAURANTS & LEISURE - 1.5%
43,000	Genius Sports Ltd.(a)	473,860

PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INDUSTRIAL CONGLOMERATES - 1.3%
2,000	Honeywell International, Inc.	$ 390,180

	INTERACTIVE MEDIA & SERVICES - 7.7%
7,500	Alphabet, Inc., Class A	2,347,500

	OIL, GAS & CONSUMABLE FUELS - 1.9%
4,600	Phillips 66	593,584

	PERSONAL CARE PRODUCTS - 1.2%
5,000	e.l.f. Beauty, Inc.(a)	380,200

	PHARMACEUTICALS - 2.8%
800	Eli Lilly & Company	859,744

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.0%
8,000	Advanced Micro Devices, Inc.(a)	1,713,280
3,000	Microchip Technology, Inc.	191,160
21,000	NVIDIA Corporation	3,916,499
		5,820,939
	SOFTWARE - 14.4%
4,000	Autodesk, Inc.(a)	1,184,040
2,000	Cadence Design Systems, Inc.(a)	625,160
35,000	Cellebrite DI Ltd.(a)	631,050
2,750	Microsoft Corporation	1,329,955
1,388	Synopsys, Inc.(a)	651,971
		4,422,176
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.0%
4,500	Apple, Inc.	1,223,370

	TOTAL COMMON STOCKS (Cost $13,252,874)	30,364,929

PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS - 0.9%
262,056	First American Government Obligations Fund, Class X, 3.64% (Cost $262,056)(b)	$ 262,056

	TOTAL INVESTMENTS - 100.1% (Cost $13,514,930)	$ 30,626,985
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(39,483)
	NET ASSETS - 100.0%	$ 30,587,502

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.